LONG-TERM DEBT	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
LONG-TERM DEBT
LONG-TERM DEBT

(US $ millions)	Dec 31, 2018	Dec 31, 2017
Principal value
5.375% senior secured notes due December 2020	$240	$240
6.25% senior secured notes due April 2023	315	315
	555	555
Less: Unamortized debt issue costs	(5)	(7)
	$550	$548
Maturities of long-term debt are as follows:

(US $ millions)	2019	2020	2021	2022	2023	Thereafter	Total
Maturities of long-term debt	$—	$240	$—	$—	$315	$—	$555

As at December 31, 2018, the weighted average effective interest rate on the Company’s debt-related obligations was 5.9% (2017 – 5.9%).
Senior Secured Notes Due 2020
The Company’s senior secured notes due in December 2020 bear a fixed interest rate of 5.375%. The notes rank pari passu with the Company’s existing senior secured notes due in 2023 and committed revolving bank lines.
Senior Secured Notes Due 2023
The Company’s senior secured notes due in April 2023 bear a fixed interest rate of 6.25%. The notes rank pari passu with the Company’s existing senior secured notes due in 2020 and committed revolving bank lines.
Revolving Bank Lines
The Company has an aggregate commitment of $245 million under committed revolving bank lines which bear interest at money market rates plus a margin that varies with the Company’s credit rating. The maturity date of the total aggregate commitment is May 2021. The bank lines are secured by a first lien on the Company’s North American OSB inventory and property, plant and equipment. This lien is shared pari passu with holders of the 2020 and 2023 senior secured notes.
At year-end, none (2017 – none) of the revolving bank lines were drawn as cash, $8 million (2017 – $19 million) was utilized for letters of credit and guarantees and $237 million (2017 – $226 million) was available to support short-term liquidity requirements.
The revolving bank lines contain two quarterly financial covenants: minimum tangible net worth of $500 million and maximum net debt to total capitalization, book basis (note 17), of 65%. The Company was in compliance with the financial covenants at year-end.
Debt Issue Costs
Finance expense related to amortization of debt issue costs for 2018 was $2 million (2017 – $2 million).